Contract Balances (Tables)	12 Months Ended
Dec. 31, 2021
Contract Balances
Summary of trade receivables, contract assets, and contract liabilities with customers

	As of December 31,
	2020	2021
	RMB	RMB
Trade receivables	52,871	54,829
Contract liabilities	135,385	139,155